Risk Management Activities and Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2008	Mar. 31, 2011 Upper limit
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive income (loss)	¥ (156)	¥ (324)	¥ 460
Expected to be recognized in earnings within the next twelve months	¥ (156)	¥ (324)
Period that hedges the changes in cash flows related to the risk of foreign currency rate				Two months